U.S. SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]

         Pre-Effective Amendment No.        1

         Post-Effective Amendment No.       __

REGISTRATION STATEMENT  UNDER THE INVESTMENT  COMPANY ACT OF 1940       [ X ]
         Amendment No.                      __

                        (Check appropriate box or boxes)

                           CENTURION INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (513) 587-3400

                                  Tina H. Bloom
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                     (Name and Address of Agent for Service)

Approximate date of Proposed Public Offering:   March 30, 2007

It is proposed that this filing will become effective (check appropriate box):

/ / immediately  upon filing  pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

PROSPECTUS                                            CENTURION INVESTMENT TRUST
March 30, 2007                                         www.thecenturionfunds.com

CENTURION CHRISTIAN VALUES FUND
--------------------------------------------------------------------------------

The Centurion Christian Values Fund seeks long-term capital appreciation primarily from equity investments in companies whose business operations and business practices do not violate core Christian values, as determined by the Fund's investment adviser, Centurion Investment Partners, LLC.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Risk/Return Summary .......................................................    2
Fees and Expenses .........................................................    4
Fund Management ...........................................................    5
How the Fund Values Its Shares ............................................    7
How to Buy Shares .........................................................    8
How to Redeem Shares ......................................................   12
Distribution Plan .........................................................   15
Dividends, Distributions and Taxes ........................................   15
Customer Privacy Policy ...................................................   17
For More Information ..............................................   back cover
--------------------------------------------------------------------------------


              For information or assistance in opening an account,
                      please call toll-free 1-888-859-5867.

                                    .........

This Prospectus has information about the Centurion Christian Values Fund that you should know before you invest. You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY
================================================================================

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Centurion Christian Values Fund (the "Fund") seeks long-term capital appreciation primarily from equity investments in companies whose business operations and business practices do not violate core Christian values, as determined by the Fund's investment adviser, Centurion Investment Partners, LLC ("Centurion").

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund practices Biblically responsible investing. Therefore, Centurion is seeking to completely avoid investments in companies that are engaged in business activities that are usually viewed as being contrary to the Biblical principles upon which the firm is based, and companies that offer products or services, or engage in practices that, in the view of Centurion, are contrary to core Christian values. Centurion sets the religious criteria for which all investments are screened, based on Biblical principles, and seeks to identify companies that exhibit core Christian values. These Christian values will generally include support for life, family, marriage, compassion for others, and stewardship.

Accordingly, Centurion will avoid investment in companies that support organizations whose primary mission is abortion. Additionally, Centurion will seek to avoid investment in companies that are engaged in developing and/or producing abortion products or services.

Centurion will also avoid investment in companies whose services, such as pornography, weaken the traditional family structure. Additionally, Centurion will avoid investment in companies that are actively engaged in the support of non-traditional marriage.

Centurion will seek to avoid or minimize investment in companies that are actively engaged in the provision of products or services that prey on the inherent weakness of man. Generally, this will include investments in companies primarily involved in the manufacture or wholesale distribution of beverages containing alcohol, the manufacture or wholesale distribution of tobacco products, the provision of direct or ancillary gambling services and support, and other products that have the capacity of creating addictions or otherwise weaken an individual's ability to function logically and independently.

An investment will be sold if Centurion determines that the company operates in a way that is inconsistent with core Christian values, regardless of its investment potential.

The Fund invests primarily in a diversified portfolio of equity securities, consisting of common and preferred stocks and securities convertible into common stocks, of mid- and large capitalization companies (generally capitalizations of $1 billion or more). Under normal circumstances, all of the

Fund's equity investments, and at least 80% of the Fund's net assets, including the amount of borrowings for investment purposes, will be invested in securities meeting the Fund's religious investment criteria. This policy and the Fund's investment objective are fundamental and as such may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

The Fund's sub-adviser, Sector Capital Management (the "Sub-Adviser"), monitors over 2,000 primarily domestic corporations to identify companies as potential investments. Generally, a potential investment should have superior historical earnings growth over a five-year period. Such companies are monitored in relation to the Sub-Adviser's criteria for a growth at a reasonable price ("GARP") company. The Sub-Adviser evaluates a company's earnings, trading volume and price to earnings growth, along with other variables to determine whether the company meets its investment criteria. An investment will not be purchased unless it satisfies both Centurion's religious criteria and the Sub-Adviser's investment criteria.

Generally, equities are purchased with the intent to hold them as long as they meet the Sub-Adviser's investment criteria and Centurion's religious criteria. When a holding no longer meets the Sub-Adviser's investment criteria, it is sold regardless of the time the particular investment has been held by the Fund, even though it may still satisfy Centurion's religious criteria.

From time to time, the Fund may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds, or repurchase agreements. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

GENERAL MARKET RISKS
The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid increase or decrease in a stock's value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Sub-Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

BIBLICALLY RESPONSIBLE INVESTING RISKS
The Sub-Adviser invests in equity securities only if they meet both the Fund's investment and religious requirements, and as such, the return of the Fund may be lower than if the Sub-Adviser made decisions based solely on investment considerations. If Centurion is of the opinion that a company has violated core Christian values, the security will be sold. This policy could result in the Fund selling a security at an inopportune time from a financial point of view, such as when the Fund expects the security to appreciate in value or when the sale of the security may result in a realized capital gain or loss to the Fund that is not considered by the Sub-Adviser to be advantageous to the Fund at that point in time.

INVESTMENT STYLE AND MANAGEMENT RISK
The Fund's method of security selection may not be successful and the Fund may underperform the stock market as a whole. The Fund's GARP style may go out of favor with investors, resulting in a negative impact to the Fund's performance. In addition, the Sub-Adviser may select investments that fail to appreciate as anticipated.

MID-CAPITALIZATION COMPANY RISK
Investments in mid-capitalization ("mid-cap") companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger companies. In addition, in many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to wider price fluctuations.

LARGE CAPITALIZATION COMPANY RISK
Large capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

NEW FUND RISK
The Fund has no operating history and Centurion has no prior experience managing the assets of a mutual fund.

OTHER RISKS

     o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
     o The Fund may not be appropriate for use as a complete investment program.
     o There is no guarantee that the Fund will achieve its investment objective.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?

The Fund is new and therefore does not have a performance history for a full calendar year to report.

FEES AND EXPENSES

This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

         Sales Charge (Load) Imposed on Purchases                    None
         Contingent Deferred Sales Charge (Load)                     None
         Sales Charge (Load) Imposed on Reinvested Dividends         None
         Redemption Fee (as a percentage of the amount redeemed)     2%(1)(2)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

         Management Fees                              1.00%
         Distribution (12b-1) Fees                    0.25%
         Other Expenses (3)                           0.75%
                                                      -----
         Total Annual Fund Operating Expenses         2.00%
         Less Fee Reductions and/or Expense
          Reimbursements (4)                          0.50%
                                                      -----
         Net Fund Operating Expenses                  1.50%
                                                      =====


EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year            3 Years
               ------            -------
                $153              $474

(1) The redemption fee is imposed only on redemptions of shares within 90 days of the date of purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. See "How to Redeem Shares-Redemption Fee" for more information.


(2) A wire transfer fee of $15 is charged by the Fund's custodian in the case of redemptions paid by wire transfer. This fee is subject to change upon 30 days written notice to shareholders.

(3)  Other Expenses are based on estimated amounts for the current fiscal year.

(4) Centurion has contractually agreed, for a period of 3 years from the beginning of the Fund's operations, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 1.50% of the Fund's average daily net assets. Management fee reductions and expenses absorbed by Centurion are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the 1.50% limit. Ordinary operating expenses include all Fund expenses except brokerage costs, taxes, interest and extraordinary expenses.


FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER

Centurion Investment Partners, LLC ("Centurion"), 5860 Ridgeway Center Parkway, Memphis, Tennessee 38120, serves as the investment adviser to the Fund. Mr.
David C. Lenoir organized Centurion in 2006 to serve as manager to the Fund. Centurion is responsible for general oversight and management of the Fund, setting the religious criteria for which investments are screened and retaining sub-advisers for the Fund. Mr. Lenoir has worked in investment consulting for fifteen years. He was part of the senior management team and a board member of First Mercantile Trust Company, a $4.0 billion trust company, until the company was acquired by National Bank of Commerce in Memphis, Tennessee in 2000, which subsequently was acquired by SunTrust Bank, NA, of Atlanta, Georgia. From 2002 to 2006, Mr. Lenoir was a Senior Vice President with Wachovia Securities, LLC. He has assisted institutional and individual clients in the search, selection, and on-going review of investment managers. He has spoken frequently on the investment manager search, selection and monitoring process. Mr. Lenoir earned the Certified Investment Management Consultant (CIMC) designation from the Investment Management Consultant's Association and the Accredited Investment Fiduciary Auditor (AIFA(R)) from the Center for Fiduciary Studies. He attended the University of Alabama on a football scholarship. He was named to the All-SEC Freshman team as a defensive end and was a member of the 1989 SEC Championship and Sugar Bowl team. He graduated with a Bachelor of Science degree from the University of Alabama's Culverhouse School of Accountancy.

For its services, the Fund pays Centurion a monthly investment advisory fee computed at the annual rate of 1.00% of the Fund's average daily net assets up to $500 million, 0.95% of such assets from $500 million to $1.0 billion, and 0.90% of such assets in excess of $1.0 billion.

Centurion has agreed for a period of 3 years from the Fund's start of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding brokerage costs, taxes, interest and extraordinary expenses) to 1.50% of its average daily net assets. Any such fee reductions by Centurion, or payments by Centurion of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 1.50% limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

A discussion of the factors considered by the Board of Trustees in approving the investment advisory contract with Centurion, including the Board's conclusions with respect thereto, will be contained in the Fund's semiannual report for the period ending May 31, 2007.

THE SUB-ADVISER

Centurion retains Sector Capital Management LLC (the "Sub-Adviser"), 51 Germantown Court, Suite 309, Memphis, Tennessee 38018, to provide the Fund with a continuous program of investing the Fund's assets and determining the composition of the Fund's portfolio. The Sub-Adviser has been registered as an investment adviser since 1994 and manages assets of approximately $380 million. Compensation of the Sub-Adviser is paid monthly by Centurion (not the Fund) at the annual rate of 0.45% of the average value of the Fund's daily net assets. The Sub-Adviser's fee will be reduced on a pro-rata basis to the extent Centurion reduces any of its advisory fees or reimburses expenses of the Fund; conversely, the Sub-Adviser may recover any such fee waivers on a pro-rata basis to the extent that any advisory fee or expense reimbursements are repaid by the Fund to Centurion.

A discussion of the factors considered by the Board of Trustees in approving the sub-advisory contract with the Sub-Adviser, including the Board's conclusions with respect thereto, will be contained in the Fund's semiannual report for the period ending May 31, 2007.

PORTFOLIO MANAGER

The Fund is managed by an investment committee of the Sub-Adviser, which consists of 8 members. The investment committee makes the investment decisions for the Fund, and is primarily responsible for the day-to-day management of each Fund's portfolio. The Statement of Additional Information provides additional information about the investment committee members' compensation, other accounts managed by the investment committee members, and ownership of shares of the Fund. The 5 members of the investment committee with the most significant responsibility for the day-to-day management of the Fund's portfolio are listed below.

William L. Gurner has been the President of the Sub-Adviser since he founded it in 1995. He has primary oversight responsibility for the Fund's investment philosophy, strategic outlook and day-to-day portfolio activities.

Rex A. Morrison, FSA, joined the Sub-Adviser in 1999 and is the Director of Research. He has primary oversight responsibility for the research and screening securities for the Fund.

George S. Kirk, II has been Marketing Director of the Sub-Adviser since 1995. His primary responsibility is to determine the composition of the Fund's portfolio.

Kenneth L. Riffle has been the Sub-Adviser's Director of Client Services since 1995. His responsibilities include security analysis, proxy voting and client service.

William L. Gurner, Jr. joined the Sub-Adviser in 2000 and is Vice President. His responsibilities include security analysis and proxy voting.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

The Statement of Additional Information has more detailed information about Centurion, the Sub-Adviser and other service providers to the Fund.

HOW THE FUND VALUES ITS SHARES
================================================================================

The net asset value ("NAV") of the Fund's shares is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined on the basis of readily available market quotations. However, if market quotations are not readily available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Fund's Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.

Your order to purchase or redeem Fund shares is priced at the next NAV calculated after your order is received in proper form by the Fund. See "How to Buy Shares" and "How to Redeem Shares" for the definitions of "proper form" for purchase and redemption orders, respectively. Redemptions of Fund shares may be subject to a redemption fee (see "How to Redeem Shares" for details).

HOW TO BUY SHARES
================================================================================

The Fund is a no-load fund. This means that shares may be purchased without imposition of an initial sales charge. However, the Fund is subject to an on-going distribution fee of 0.25% of its average daily net assets. See "Distribution Plan" for more information. Shares of the Fund are available for purchase from the Fund every day the NYSE is open for business, at the NAV next calculated after receipt of the purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Fund is $5,000, except an IRA or a gift to minors, for which the minimum initial investment is $1,000. These minimum investment requirements may be waived or reduced for any reason at the discretion of the Fund.

OPENING AN ACCOUNT

An account may be opened by mail or bank wire, as follows:

BY MAIL. To open a new account by mail:

o    Complete and sign the account application.

o    Enclose a check payable to the Centurion Christian Values Fund.

o Mail the application and the check to the Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent") at the following address:

     Centurion Christian Values Fund
     c/o Ultimus Fund Solutions, LLC
     P.O. Box 46707
     Cincinnati, Ohio 45246-0707

When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the

Transfer Agent in the transaction. The Fund does not accept third party checks, cash, drafts, money orders, cashier's checks less than $10,000, travelers checks, credit card checks, "starter" checks or post-dated checks.

By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

BY  WIRE.  To  open  a  new  account  by  wire,   call  the  Transfer  Agent  at
1-888-859-5867. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. Then, request your financial institution to wire immediately available funds to:

U.S. Bank, N.A.
ABA # 042000013
Attention: Centurion Christian Values Fund
Credit Account # 130107148244
For Further Credit To:   [Insert Name(s) on Your Account]
                         [Insert Your Account Number]

An order is considered received when the Fund receives payment by wire. However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See "Opening an Account - By Mail" above. Your financial institution may charge a fee for wiring funds.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA or gifts or transfers to minors account, which must be in amounts of at least $50. Additional purchases may be made:

o By sending a check, made payable to the Centurion Christian Values Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.
o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-888-859-5867 before wiring funds.
o    Through your brokerage firm or other financial institution.
o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

AUTOMATIC INVESTMENT PLAN

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan and are made on the 15th or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any ACH transaction rejected for insufficient funds. ACH may be used to make direct investments into the Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration. Pre-notification is required for all ACH purchases initiated by an outside entity.

PURCHASES IN KIND

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Fund based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund's NAV.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

o    Name;
o    Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o    Social  security  number,   taxpayer   identification   number,   or  other
     identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. When monitoring shareholder purchases and redemptions the Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach which in itself could lead to inconsistent application of the Fund's frequent trading policies.

In its efforts to curb frequent trading in the Fund, the Fund's Board of Trustees has taken the following actions:

     1) Reserving the right of the Fund to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries; and

     2) Imposing a 2% redemption fee on redemptions that occur within 90 days of the share purchase. The redemption fee will be used by the Fund to defray the expenses associated with the redemption.

THE FUND DOES NOT ACCOMMODATE FREQUENT PURCHASES OR REDEMPTIONS OF FUND SHARES.

The Fund uses all reasonable means available to ensure these restrictions are applied uniformly. However, when financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund cannot monitor the individual clients' trading activity. However, the Fund's service providers review trading activity at the omnibus account level, and look for activity that may indicate potential frequent trading or market-timing. If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Intermediaries may apply frequent-trading policies that differ from those described in this Prospectus. If you invest with the Fund through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of the Fund shares, it cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES
================================================================================

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form. Redemption requests may be made by mail or by telephone.

BY MAIL.  You may  redeem  shares  by  mailing a written  request  to  Centurion
Christian Values Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

SIGNATURES. If the shares to be redeemed over any 30-day period have a value of more than $25,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

BY TELEPHONE. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $25,000 or less by telephone by calling the Transfer Agent at 1-888-859-5867. The $25,000 limit applies to aggregate redemptions over a 30-day period.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund's custodian for outgoing wires. Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

RECEIVING PAYMENT

The Trust normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange

Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

REDEMPTION FEE

A redemption fee of 2% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption or exchange of shares within 90 days of the date of purchase. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 70 1/2, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. The Fund may require documentation in connection with these waivers.

MINIMUM ACCOUNT BALANCE

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $3,000 ($1,000 for IRA accounts or gifts to minors accounts) due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement. Shares that are involuntarily redeemed pursuant to this provision will not be charged the redemption fee described above.

AUTOMATIC WITHDRAWAL PLAN

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days' written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-888-859-5867 for additional information.

REDEMPTIONS IN KIND

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

DISTRIBUTION PLAN
================================================================================

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") that allows it to pay for certain expenses related to the distribution of its shares, including payments to securities dealers and other persons who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Fund; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost long-term shareholders more than paying other types of sales loads. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations which hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for tax-deferred accounts and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

CUSTOMER PRIVACY
POLICY
================================================================================
WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

     o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

     o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

     o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, sub-advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your non-public personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for Centurion Investment Trust (the "Trust") and Ultimus Fund Distributors, LLC, the Trust's principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-888-859-5867   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

                           FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

Additional information about the Fund's investments will be available in the annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free

                                 1-888-859-5867

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund's website at WWW.THECENTURIONFUNDS.COM.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as "Householding," is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.





SEC File No. 811- 21959

                         CENTURION CHRISTIAN VALUES FUND

                           An Investment Portfolio of

                           CENTURION INVESTMENT TRUST

                       Statement of Additional Information

                                 March 30, 2007

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for Centurion Christian Values Fund dated March 30, 2007, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing Centurion Investment Trust at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling toll-free 1-888-859-5867.

                                TABLE OF CONTENTS

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS.................   2

INVESTMENT RESTRICTIONS.....................................................  11

CALCULATION OF NET ASSET VALUE..............................................  12

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................  13

SPECIAL SHAREHOLDER SERVICES................................................  14

MANAGEMENT OF THE TRUST.....................................................  15

INVESTMENT ADVISER..........................................................  16

PORTFOLIO TRANSACTIONS......................................................  19

OTHER SERVICE PROVIDERS.....................................................  20

GENERAL INFORMATION.........................................................  22

ADDITIONAL TAX INFORMATION..................................................  25

PERFORMANCE INFORMATION.....................................................  27

FINANCIAL STATEMENTS........................................................  29

APPENDIX A (PROXY VOTING POLICIES AND PROCEDURES)...........................  34

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

     Centurion Investment Trust (the "Trust") is an open-end management investment company which currently offers one diversified investment portfolio, Centurion Christian Values Fund (the "Fund"). For information on the Fund, please call 1-888-859-5867.

           ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS

     Information contained in this Statement of Additional Information expands upon information contained in the Fund's Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

     PREFERRED STOCK, WARRANTS AND RIGHTS. The Fund may invest in preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures). Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund intends to invest only in preferred stock or convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's").

     Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. In purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.

     In connection with these investments, the Fund will direct the Fund's custodian, UMB Bank, N.A. (the "Custodian"), to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from when-issued transactions. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions.

     The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Fund's sub-adviser, Sector Capital Management LLC (the "Sub-Adviser"), deems it appropriate. In such a case the Fund could incur a short-term gain or loss.

     REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. If the Fund includes the gross dividends from such REITs in its distribution to its shareholders, a portion of the Fund's distributions may also be designated as a return of capital.

     FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, the Fund may invest in securities of foreign issuers that are either U.S. dollar-denominated or in securities of foreign issuers denominated in foreign currencies. Such securities may be traded domestically on a national securities exchange, including those traded domestically as sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in the U.S. securities markets. The Fund will limit its investment in foreign securities to no more than 10% of its net assets.

     Investments in foreign securities, including ADRs, involve risks that are different in some respects from an investment in a mutual fund which invests only in securities of U.S. domestic issuers. The performance of foreign markets does not necessarily track U.S. markets. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities than in the U.S. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the U.S. Settlement practices may include delays and may differ from those customary in U.S. markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the U.S.), and difficulty in enforcing legal rights outside the U.S.

     DEBT SECURITIES. The Fund may invest in corporate debt securities and U.S. Government obligations. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by S&P or any similar rating by any national credit rating service.

     "U.S. Government obligations" include securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

     Agencies and instrumentalities established by the U.S. Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the U.S. Treasury. In the case of U.S. Government obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitment. U.S. Government obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise.

     EXCHANGE TRADED FUNDS AND OTHER SIMILAR INSTRUMENTS. Shares of exchange traded funds ("ETFs") and other similar instruments may be purchased by the Fund. An ETF is an investment company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), that holds a portfolio of common stocks designed to track the performance of a particular index or sector of an index. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called "creation units." Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market like ordinary stocks in lots of any size at any time during the trading day.

     Some ETFs are subject to percentage investment limitations imposed by the 1940 Act, except to the extent that investments in such ETFs are exempt from percentage limitations pursuant to orders for exemptive relief granted by the Securities and Exchange Commission (the "SEC"), in which case they will not be subject to any such investment limitation. Instruments the Fund may purchase that are similar to ETFs represent beneficial ownership interests in specific "baskets" of stocks of companies within a particular industry sector or group. These securities may also be listed on national securities exchanges and purchased and sold in the secondary market, but unlike ETFs, are not registered as investment companies under the 1940 Act. Such securities may also be exchange traded, but because they are not registered as investment companies, they are not subject to the percentage investment limitations imposed by the 1940 Act.

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; (3) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (4) ETF shares may be delisted from the exchange on which they trade, or activation of "circuit breakers" (which are tied to large decreases in stock prices) may halt trading temporarily. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

     Because ETFs and pools that issue similar instruments bear various fees and expenses, the Fund will pay a proportionate share of these expenses, as well as transaction costs, such as brokerage commissions. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales loads or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

     DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may be purchased for temporary defensive purposes, in an amount up to 100% of the Fund's assets, when the Sub-Adviser believes the prospect for capital appreciation in the equity securities markets is not attractive. In addition, money market instruments will typically represent a portion of the Fund's portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund. Money market instruments may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes ("Master Notes") and shares of money market investment companies. BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Sub-Adviser's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Custodian, acting as administrator thereof. The Sub-Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund. The Fund may invest in shares of MONEY MARKET INVESTMENT COMPANIES to the extent permitted by the 1940 Act.

     LIMITATIONS ON INVESTING IN OTHER INVESTMENT COMPANIES. Generally, under the 1940 Act, an investment company may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company's total outstanding shares, (ii) if such fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or
(iii) if more than 10% of such fund's total assets would be invested in investment companies. Under certain conditions, an investment company may invest in registered and unregistered money market funds in excess of these limitations. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Fund may also invest in ETFs that have not received such exemptive orders and in other investment companies in excess of these limits, as long as the Fund (and all of its affiliated persons, including the Fund's adviser and any sub-adviser) does not acquire more than 3% of the total outstanding stock of such ETF or other investment company, unless otherwise permitted to do so pursuant to permission granted by the SEC. If the Fund seeks to redeem shares of an ETF or investment company purchased in reliance on Section 12(d)(1)(F), the ETF is not obligated to redeem an amount exceeding 1% of the ETF's outstanding shares during a period of less than 30 days.

     REPURCHASE AGREEMENTS. The Fund may purchase securities pursuant to repurchase agreements. Under the terms of a repurchase agreement, the Fund acquires securities from a member bank of the Federal Reserve or a registered broker-dealer which the Sub-Adviser deems creditworthy, subject to the seller's agreement to repurchase those securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is obligated to maintain at all times with the Custodian or a sub-custodian the underlying securities as collateral in an amount not less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation or becomes insolvent, the Fund has the right to sell the collateral and recover the amount due from the seller. However, the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities is less than the repurchase price under the agreement, or to the extent that the disposition of the securities by the Fund is delayed pending court action. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. A reverse repurchase agreement requires the Fund to sell a security in exchange for cash and then enter into an agreement to repurchase the security at a specified future date and price. The Fund generally would retain the right to interest and principal payments on the security. If the Fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the Fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the Fund's portfolio securities. Reverse repurchase agreements are also considered a form of borrowing.

     ILLIQUID SECURITIES. The Fund may invest in illiquid securities. The Fund will limit its investment in illiquid securities to no more than 15% of its net assets. Illiquid securities generally include: (i) both domestic and foreign securities that are not readily marketable such as private placements and other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, (iii) repurchase agreements and time deposits not terminable within seven days, (iv) certain municipal leases and participation interests, (v) certain stripped mortgage-backed securities, and (vi) certain structured securities and all swap transactions.

     Certain restricted securities are illiquid unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called "4(2) commercial paper" or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("144A Securities"). Investing in 144A Securities may decrease the liquidity of the Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

     The Fund, if it invests in securities for which there is no ready market, may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the Sub-Adviser's most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded.

     SHORT SALES. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

     In connection with its short sales, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). The Fund will limit its short sales so that no more than 25% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

     The Fund may also sell a security short "against the box," which means that the Fund sells a security that it owns, or has the right to obtain without payment of further consideration. The borrowing and segregated account provisions described above do not apply to short sales against the box.

OPTIONS AND FUTURES

     REGULATORY MATTERS. The Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in futures and options on such futures currently imposed by the provisions of the 1940 Act applicable to the issuance of senior securities. Additionally, the Fund has claimed an exclusion from the definition of the term "commodity pool operator" pursuant to Rule 4.5 under the Commodity Exchange Act, as amended (the "CEA"). Therefore, the Fund is not subject to regulation or registration as a commodity pool operator under the CEA.

     OPTION TRANSACTIONS. The Fund may engage in option transactions involving individual stocks as well as stock indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Fund sells (writes) will be covered or secured, which means that the Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or, to the extent it does not hold the security, maintains a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). For a call option on an index, the option will be covered if the Fund holds a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, maintains a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. Government obligations or to deposit assets in escrow with the Custodian.

     The purchase and writing of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option purchased by the Fund may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

     FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities and some are based on indices of securities prices. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. If the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset exposure to the underlying instrument's positive and negative market price changes, much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments would not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund. If the Fund invests in futures, the Fund would be required to segregate liquid assets equivalent to the Fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

     COMBINED POSITIONS. Combined positions involve purchasing and writing options in combination with each other, or in combination with futures, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the Fund typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

     OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     BORROWING MONEY. The Fund does not intend to borrow money for the purpose of purchasing securities, but may borrow up to one-third of its total assets, including the amount of such borrowing, to maintain necessary liquidity to make payments for redemptions of Fund shares or for temporary emergency purposes. Borrowing involves the creation of a liability that requires the Fund to pay interest. The risks of borrowing include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by declines in the prices of the Fund's investments, adverse market movements and increases in the cost of borrowing. The effect of borrowing in a declining market could be a greater decrease in net asset value per share than if the Fund had not borrowed money. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

     LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities in an amount up to 33% of the Fund's total assets to broker-dealers, banks or institutional borrowers of securities. The Fund must receive collateral, in the form of cash or U.S. government securities, equal to at least 100% of the value of the loaned securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Sub-Adviser has determined are creditworthy under guidelines established by the Trustees. At such time as the Fund engages in the practice of securities lending, the Trustees will adopt procedures in order to manage the risks of securities lending.

                             INVESTMENT RESTRICTIONS

The investment limitations described below have been adopted by the Trust with respect to the Fund as "fundamental," i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. See the Prospectus for more information on the Fund's investment objective, which is fundamental, and non-fundamental investment strategies.

     1. BORROWING MONEY. The Fund may not engage in borrowing except as permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     2. SENIOR SECURITIES. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

     4. REAL ESTATE. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired as a result of the Fund's ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, (c) by purchasing nonpublicly offered debt securities, (d) by purchasing commercial paper, or (e) by entering into any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

     7. CONCENTRATION. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to any percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to percentage restrictions relative to the borrowing of money.

     PORTFOLIO TURNOVER. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. Portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares or implementation of hedging strategies. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund's shareholders. The Sub-Adviser does not anticipate that the Fund's annual portfolio turnover rate will exceed 100%.

                         CALCULATION OF NET ASSET VALUE

     The net asset value of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     For purposes of computing the net asset value of the Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Nasdaq listed securities are valued at the Nasdaq Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by Nasdaq. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service. Options traded on national securities exchanges are valued at the last quoted sales price or, in the absence of a sale, at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust. Options will similarly be valued at their fair value determined as of the close of the NYSE if significant announcements or events affecting the market value of options occur subsequent to the NYSE close but prior to the close of options trading. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Fund are offered for sale on a continuous basis. Shares of the Fund are sold and redeemed at their net asset value as next determined after receipt of the purchase, redemption or exchange order in proper form.

     The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

     The Fund may pay the proceeds of a redemption by making an in-kind distribution of securities, but it has committed to pay in cash all redemption requests by a shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets of the Fund. In this event, the securities would be valued in the same manner as the Fund's net asset value is determined. If the recipient sold such securities, brokerage charges would be incurred.

                          SPECIAL SHAREHOLDER SERVICES

     As noted in the Prospectus, the Fund offers the following shareholder services:

     REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

     AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund's transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the fifteenth and/or the last business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to Ultimus.

     AUTOMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $5,000 or more may establish an Automatic Withdrawal Plan. A shareholder may receive monthly, quarterly or annual payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, quarterly or annually as specified). Payments may be made directly to an investor's account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction.

     Instructions for establishing this service are available by calling the Fund at 1-888-859-5867. Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the redemption date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the instructions (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. Costs in conjunction with the administration of the plan are borne by the Fund. Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and that the redemption of shares to make withdrawal payments may result in realized long-term or short-term capital gains or losses. The Automatic Withdrawal Plan may be terminated at any time by the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-888-859-5867, or by writing to:

                         Centurion Christian Values Fund
                         c/o Ultimus Fund Solutions, LLC
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

     TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to Ultimus at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see "How to Redeem Shares" in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Ultimus.

                             MANAGEMENT OF THE TRUST

     Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Trust's shareholders. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

     The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not "interested persons," as defined by the 1940 Act, of the Trust (the "Independent Trustees"). The Independent Trustees receive compensation for their services as Trustee and attendance at meetings of the Board of Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

     The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:


                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                  PRINCIPAL OCCUPATION(S) DURING PAST    IN FUND
                                                                                  5 YEARS AND DIRECTORSHIPS OF PUBLIC    COMPLEX
                               LENGTH OF             POSITION(S) HELD WITH TRUST                COMPANIES                OVERSEEN
NAME, ADDRESS AND AGE          TIME SERVED                                                                              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

*David C. Lenoir (age 38)      Since September 2006            Trustee            Partner, Centurion Investment
                                                                                  Partners, LLC                             1

INDEPENDENT TRUSTEES:

Dorsey Hardeman (age 38)       Since December 2006             Trustee            Sales Representative, Olympus America     1
                                                                                  (a medical sales company), 2005 to
                                                                                  present; Sales Representative,
                                                                                  Specialty Surgical Instrumentation
                                                                                  (a medical sales company), 1996-2005.

Brian K. Payne (age 38)        Since December 2006             Trustee            Professor, Boyce College, 2006 to         1
                                                                                  present; Student, 1999 to 2006;
                                                                                  Pastor, Lebanon Evangelical Free
                                                                                  Church, 2002-2004.

William S. Stafford (age 39)   Since December 2006     Chairman of the Board of   Chief Executive Officer, Evolve Bank      1
                                                               Trustees           & Trust, 2004-present; Director,
                                                                                  Evolve Bank & Trust, 2005 to present;
                                                                                  Director, Neighborhood Christian
                                                                                  Center, 2005 to present; Vice
                                                                                  President, Duncan Williams, Inc.
                                                                                  (an investment banker), 2003-2004;
                                                                                  Senior Vice President, National
                                                                                  Bank of Commerce, 1999-2002.

EXECUTIVE OFFICERS:

Robert G. Dorsey (age 49)      Since October 2006          Vice President         Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                                     Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                            Distributors, LLC

Mark J. Seger (age 43)         Since October 2006            Treasurer            Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                                     Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                            Distributors, LLC

John F. Splain (age 50)        Since October 2006            Secretary            Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                                     Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                            Distributors, LLC

* Mr. Lenoir, as an affiliated person of Centurion Investment Partners, LLC (the "Adviser"), is considered an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

     BOARD COMMITTEES. The Trustees have established a Committee of Independent Trustees, the principal functions of which are: (i) the appointment, retention and oversight of the Trust's independent auditors; (ii) to meet separately with the independent auditors and receive and consider a report concerning their conduct of the audit, including any comments or recommendations they deem appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; and (iv) to act as the Trust's qualified legal compliance committee ("QLCC"), as defined in the Securities Act of 1933.

Dorsey Hardeman, Brian K. Payne, and William S. Stafford are the members of the Committee of Independent Trustees. Since the Fund has not yet commenced operations, the Committee has not held any meetings to date.

     TRUSTEES' OWNERSHIP OF FUND SHARES. Since the Fund has not yet commenced operations as of the date of this Statement of Additional Information, no Trustee or officer owns any of the outstanding shares of the Fund.

     TRUSTEE COMPENSATION. No director, officer or employee of the Adviser or Ultimus Fund Distributors, LLC (the "Distributor") receives any compensation from the Fund for serving as an officer or Trustee of the Trust. Each Trustee who is not an affiliated person of the Trust receives from the Trust an annual retainer of $5,000, payable quarterly, plus reimbursement of travel and other expenses incurred in attending meetings. The Independent Chairman of the Board receives from the Trust an additional annual retainer of $2,000, payable quarterly. Since the Fund has not yet commenced operations, the Trustees have not received any compensation from the Fund as of the date of this SAI.

                               INVESTMENT ADVISER

     Centurion Investment Partners, LLC (the "Adviser"), 5860 Ridgeway Center Parkway, Memphis, Tennessee, 38120, serves as investment adviser to the Fund under an investment advisory agreement dated as of March ____, 2007 (the
"Advisory Agreement"). The Adviser was founded in 2006 and is registered with the SEC as an investment adviser. Subject to the Fund's investment objective and policies approved by the Trustees of the Trust, the Adviser is responsible for general oversight and management of the Fund, setting the religious criteria for which investments are screened and retaining sub-advisers for the Fund.

     For these services, the Fund pays the Adviser a monthly fee computed at the annual rate of 1.00% of the first $500 million of average daily net assets of the Fund, 0.95% of the next $500 million of such assets, and 0.90% of such assets in excess of $1.0 billion.

     The Adviser has contractually agreed to waive a portion of its advisory fees or to absorb the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses to not exceed an amount equal to 1.50% annually of its average net assets. Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Fund provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment.

     Unless sooner terminated, the Advisory Agreement shall continue in effect until March __, 2009, and thereafter shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose. The Advisory Agreement is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Adviser. The Advisory Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

     The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

THE SUB-ADVISER

     Centurion retains Sector Capital Management LLC (the "Sub-Adviser"), 51 Germantown Court, Suite 309, Memphis, Tennessee 38018, to provide the Fund with a continuous program of investing the Fund's assets and determining the composition of the Fund's portfolio. The Sub-Adviser has been registered as an investment adviser since 1994 and manages assets of approximately $380 million. Compensation of the Sub-Adviser is paid by Centurion (not the Fund) pursuant to a Sub-Advisory Agreement among the Sub-Adviser, Centurion and the Trust (the "Sub-Advisory Agreement") at the annual rate of 0.45% of the average value of the Fund's daily net assets. The Sub-Adviser's fee will be reduced on a pro-rata basis to the extent Centurion reduces any of its advisory fees or reimburses expenses of the Fund; conversely, the Sub-Adviser may recover any such fee waivers on a pro-rata basis to the extent that any advisory fee or expense reimbursements are repaid by the Fund to Centurion.

     The Sub-Adviser will waive all compensation due to it pursuant to the Sub-Advisory Agreement until the Fund's average daily net assets are $60 million as calculated on a monthly basis. The Sub-Adviser may not recover any such sub-advisory fees waived regardless of whether any advisory fee reductions or expense reimbursements are repaid by the Fund to the Adviser.

     Unless sooner terminated, the Sub-Advisory Agreement shall continue in effect until March __, 2009, and thereafter shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose. The Sub-Advisory Agreement is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Sub-Adviser. The Sub-Advisory Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

     PORTFOLIO MANAGER

     The Fund is managed by an investment committee of the Sub-Adviser (the "Portfolio Managers").

Other Accounts Managed (as of February 28, 2007)
----------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                               Number of     Total Assets of
                                                             Total Number                       Accounts         Accounts
                                                               of Other     Total Assets of   Managed with     Managed with
       Name of                                                 Accounts     Other Accounts    Advisory Fee     Advisory Fee
  Portfolio Manager                Type of Accounts            Managed          Managed         Based on         Based on
                                                                                              Performance      Performance
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
William L. Gurner        Registered Investment Companies:         0               $0               0               $0
                         Other Pooled Investment Vehicles:        0               $0               0               $0
                         Other Accounts:                         41          $345,000,000          2          $210,000,000
------------------------------------------------------------------------------------------------------------------------------
Rex A. Morrison, FSA     Registered Investment Companies:         0               $0               0               $0
                         Other Pooled Investment Vehicles:        0               $0               0               $0
                         Other Accounts:                         41          $345,000,000          2          $210,000,000
------------------------------------------------------------------------------------------------------------------------------
George S. Kirk, II       Registered Investment Companies:         0               $0               0               $0
                         Other Pooled Investment Vehicles:        0               $0               0               $0
                         Other Accounts:                         41          $345,000,000          2          $210,000,000
------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Riffle        Registered Investment Companies:         0               $0               0               $0
                         Other Pooled Investment Vehicles:        0               $0               0               $0
                         Other Accounts:                         41          $345,000,000          2          $210,000,000
------------------------------------------------------------------------------------------------------------------------------
William L. Gurner, Jr.   Registered Investment Companies:         0               $0               0               $0
                         Other Pooled Investment Vehicles:        0               $0               0               $0
                         Other Accounts:                         41          $345,000,000          2          $210,000,000
------------------------------------------------------------------------------------------------------------------------------

Potential Conflicts of Interest
-------------------------------

     The investment committee's management of other accounts may give rise to potential conflicts of interest in connection with its management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. A potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the investment committee could favor one account over another. Another potential conflict could include the investment committee's knowledge about the size, timing and possible market impact of Fund trades, whereby the investment committee could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, it is also possible that a potential conflict of interest may arise because the investment committee manages accounts with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation
------------

The Sub-Adviser compensates the Portfolio Managers of the Fund with a combination of fixed salary, bonus, deferred compensation, and participation in the Sub-Adviser's pension, profit sharing and retirement plans. All forms of compensation are based on a variety of factors, including the Adviser's overall profitability and performance, and the Portfolio Manager's contribution to the Adviser. No form of compensation is directly based upon the performance of the Fund or the value of the Fund's assets, or any predetermined criteria or formula.

Ownership of Fund Shares
------------------------

     Since the Fund has not yet commenced operations as of the date of this Statement of Additional Information, the Portfolio Managers do not own any of the outstanding shares of the Fund.

                             PORTFOLIO TRANSACTIONS

     Pursuant to the Sub-Advisory Agreement, the Sub-Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with the Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund's portfolio transactions.

     Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

     Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Sub-Adviser may receive orders for transactions on behalf of the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Sub-Adviser in serving both the Fund and other clients and, conversely supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Sub-Adviser in carrying out its obligations to the Fund. While the
Sub-Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

     Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Sub-Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Sub-Adviser to determine and track investment results; and trading systems that allow the Sub-Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Sub-Adviser may also be used by the Sub-Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Sub-

Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

     Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser, the Sub-Adviser or the Fund's distributor, Ultimus Fund Distributors, LLC (the "Distributor").

                             OTHER SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (the "Service Agreements").

     As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

     -- prepares and assembles reports required to be sent to the Fund's shareholders and arranges for the printing and dissemination of such reports;

     -- assembles reports required to be filed with the SEC and files such completed reports with the SEC;

     -- arranges for the dissemination to shareholders of the Fund's proxy materials and oversees the tabulation of proxies;

     -- files the Fund's federal income and excise tax returns and the Fund's state and local tax returns;

     -- assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

     -- makes such reports and recommendations to the Trust's Board of Trustees as the Board reasonably requests or deems appropriate.

     As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

     As Transfer Agent, Ultimus performs the following services in connection with the Fund's shareholders: maintains records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

     Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements. The fee payable to Ultimus as Administrator is calculated daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Fund up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% such assets between $250 million and $500 million; and 0.05% of such assets over $500 million; subject, however, to a minimum fee of $2,000 per month. The fee payable by the Fund to Ultimus as Fund Accountant is $2,500 per month plus an asset based fee at the annual rate of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. The fee payable by the Fund to Ultimus as Transfer Agent is at the annual rate of $20 per shareholder account, subject to a minimum fee of $1,500 per month. Certain discounts will apply for the first two years of the Fund's operations or until the Fund has net assets of $20 million, if sooner.

     Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus will continue in effect until March ___, 2009. The Service Agreements thereafter, unless otherwise terminated as provided in the Service Agreements, are renewed automatically for successive one-year periods.

     The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

PRINCIPAL UNDERWRITER

     Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor is compensated by the Trust for its services to the Trust under a written agreement for such services. The Distributor is an affiliate of Ultimus, and Robert G. Dorsey, Mark J. Seger and John F. Splain are each Managing Directors of the Distributor and officers of the Trust.

CUSTODIAN

     UMB Bank, N.A., 928 Grand Boulevard, Kansas City, Missouri 64106 (the "Custodian"), serves as custodian to the Trust pursuant to a Custody Agreement. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Trust has selected Briggs, Bunting & Dougherty, LLP, to serve as the independent registered public accounting firm for the Trust and to audit the financial statements of the Trust for its fiscal year ending November 30, 2007.

LEGAL COUNSEL

     During the organizational period of the investment complex, Butler Snow, O'Mara, Stevens & Cannada, PLLC ("Butler Snow"), a law firm in Memphis Tennessee, with its main office in Jackson, Mississippi, served as legal counsel to Centurion and to Mr. David C. Lenoir, the principal stockholder of Centurion, in its formation and with respect to the offering of its shares to potential investors, as well as to the Trust, the separate entity of which the Fund is a Series. Charles R. Crawford, Esq. and Jason G. Yarbro, both of whom are partners in Butler Snow and are experienced in corporate law and securities offerings, have been responsible for matters involving the formation of the investment adviser and its offering of shares to investors. Charles D. Reaves, Esq., who has experience advising registered investment advisers and registered investment companies, has provided counsel on matters involving the 1940 Act and the Investment Advisers Act of 1940. Mr. Reaves serves as a consultant to Butler Snow. Butler Snow through these attorneys is continuing to provide legal counsel to the entire complex, including the Fund and the full Board of Trustees of the Fund. The Independent Trustees of the Fund may elect to retain separate legal counsel if a matter should arise that would make the retention of such legal counsel either desirable or necessary.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Trust is an unincorporated business trust that was organized under Ohio law on September 27, 2006. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and may further divide shares of a series into separate classes. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

     Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

TRUSTEE LIABILITY

     The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

CODE OF ETHICS

     The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund, but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. Each of these parties monitors compliance with its Code of Ethics.

PROXY VOTING POLICIES AND PROCEDURES

     The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Trust, the Adviser and the Sub-Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Policies and Procedures of the Trust, the Adviser and the Sub-Adviser are attached to this Statement of Additional Information as Appendix A. On or before August 31, 2007, information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 will be available without charge upon request by calling 1-888-859-5867, or on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

     The Board of Trustees of the Trust has adopted a policy to govern the circumstances under which disclosure regarding securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons. The Trust's Chief Compliance Officer is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Fund or its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and the Distributor of insider trading policies and procedures designed to prevent their employees' misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the Chief Compliance Officer and all other officers of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund.

o Public disclosure regarding the securities held by the Fund ("Portfolio Securities") is made in Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted by the Trust's policy, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

o Information regarding Portfolio Securities as of the end of the most recent calendar quarter, and other information regarding the investment activities of the Fund during such quarter, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such information is at least 30 days old.

o Information regarding the general market exposure of the Fund (such as the average duration of bond holdings and the extent to which the Fund is hedged) may be disclosed, provided that such information is also disclosed on the Trust's website and the information does not identify specific Portfolio Securities.

o Information regarding Portfolio Securities as of the end of the most recent calendar quarter may be disclosed to any other person or organization at the request of such person or organization, but only if such information is at least 30 days old.

o The Trust's Chief Compliance Officer may approve the disclosure of holdings of or transactions in Portfolio Securities of the Fund that is made on the same basis to all shareholders of the Fund.

o The Fund's policy relating to disclosure of holdings of Portfolio Securities does not prohibit disclosure of information to the Adviser, the Sub-Adviser or to other Trust service providers, including the Trust's administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Fund purchases and sells Portfolio Securities. Below is a table that lists each service provider that may receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.


-----------------------------------------------------------------------------------------------------------
                                                                          CONFIDENTIALITY REQUIREMENTS
     TYPE OF SERVICE PROVIDER        TYPICAL FREQUENCY OF ACCESS TO     AND PROHIBITIONS ON TRADING BASED
                                         PORTFOLIO INFORMATION              ON PORTFOLIO INFORMATION
-----------------------------------------------------------------------------------------------------------
Adviser                              Daily                              Contractual and Ethical
-----------------------------------------------------------------------------------------------------------
Sub-Adviser                          Daily                              Contractual and Ethical
-----------------------------------------------------------------------------------------------------------
Administrator and Distributor        Daily                              Contractual and Ethical
-----------------------------------------------------------------------------------------------------------
Custodian                            Daily                              Ethical
-----------------------------------------------------------------------------------------------------------
Auditor                              During annual audit                Ethical
-----------------------------------------------------------------------------------------------------------
Legal counsel                        Regulatory filings, board          Ethical
                                     meetings, and if a legal issue
                                     regarding the portfolio requires
                                     counsel's review
-----------------------------------------------------------------------------------------------------------
Printers                             Twice a year - printing of semi-   No formal restrictions in place.
                                     annual and annual reports          Printer would not receive portfolio
                                                                        information until at least 30 days old.
-----------------------------------------------------------------------------------------------------------
Broker/dealers through which         Daily access to the relevant       Contractual  and Ethical
Fund purchases and sells portfolio   purchase and/or sale - no
securities                           broker/dealer has access to the
                                     Fund's entire portfolio
-----------------------------------------------------------------------------------------------------------


     Such disclosures may be made without approval of the Trust's Chief Compliance Officer because the Board of Trustees has determined that the Fund and its shareholders are adequately protected by the restrictions on use in those instances listed above.

o The Trust's Chief Compliance Officer may approve other arrangements under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), may be disclosed. The Chief Compliance Officer shall approve such an arrangement only if he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and is unlikely to affect adversely the Fund or any shareholder of the Fund. The Chief Compliance Officer must inform the Board of Trustees of any such arrangements that are approved by the Chief Compliance Officer, and the rationale supporting approval, at the next regular quarterly meeting of the Board of Trustees following such approval.

o Neither the Adviser, the Sub-Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

                           ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed to shareholders in accordance with the Code. Depending on the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities. If for any taxable year the Fund does not qualify for the special tax treatment afforded to RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to "Qualified Dividends" for individuals.

     Among the requirements to qualify as a RIC, the Fund must distribute annually no less than the sum of 90% of its "investment company taxable income" and 90% of its net tax-exempt income. In addition to this distribution requirement, the Fund must (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership ("PTP"); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Fund from U.S. corporations and certain foreign corporations ("Qualified Dividends"). Such dividends are scheduled to be taxed at ordinary income rates starting in 2009. It appears that for an individual shareholder to benefit from the lower tax rate on Qualified Dividends, the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation at least 61 days during a prescribed period. The prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. Furthermore, in determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

     It is anticipated that amounts distributed by the Fund that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders. A corporate shareholder's dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 91-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder's investment in shares of the Fund, or the Fund's investment in the shares of the dividend-paying corporation, is financed with indebtedness. Additionally, a corporate shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

     Any loss arising from the sale or redemption of shares of the Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Fund shares. For purposes of determining whether shares of the Fund have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

     Pursuant to recently issued Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Fund.

     Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                             PERFORMANCE INFORMATION

     From time to time performance information for the Fund showing its average annual total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of the Fund will be calculated for the most recent 1, 5 and 10 year periods or, if the Fund has not been in existence for any such period, for the period since the Fund began operations. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result.

     Total return is a function of the type and quality of instruments held in the portfolio, levels of operating expenses and changes in market conditions. Consequently, total return will fluctuate and is not necessarily representative of future results. Any fees charged by financial intermediaries with respect to customer accounts for investing in shares of the Fund will not be included in performance calculations. These fees, if charged, will reduce the actual performance from that quoted. If the Adviser voluntarily waives all or a part of its fees, the total return of the Fund will be higher than it would be in the absence of such voluntary waiver.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

     Average annual total return is a measure of the change in value of the investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result.

     The Fund may also quote average annual total return over the specified periods (i) after taxes on Fund distributions and (ii) after taxes on Fund distributions and redemption of Fund shares at the end of the period. The calculations assume deduction of all taxes due on such Fund distributions. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

OTHER QUOTATIONS OF TOTAL RETURN

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total returns as described above.

PERFORMANCE COMPARISONS

     Advertisements, sales materials and shareholder reports may compare the performance of the Fund to the performance of other mutual funds with comparable investment objectives and policies or to various mutual fund or market indices, such as those prepared by Dow Jones & Co., Inc., Standard & Poor's, Lehman Brothers, Inc., Morgan Stanley Capital International and Frank Russell Company, as well as data prepared by Lipper, Inc. and Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds, and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions & Investments, and USA Today. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

     From time to time, the Fund (or the Adviser) may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement these discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products
(including the Fund) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Fund may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications. These performance examples will be based on an expressed set of assumptions and are not indicative of the performance of the Fund.

     Morningstar, Inc. rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar, Inc. relative to other funds in that fund's investment objective category or class. The one- to five-star ratings represent the following ratings by Morningstar, Inc., respectively: Lowest, Below Average, Neutral, Above Average and Highest.

                              FINANCIAL STATEMENTS

     The financial statements of the Fund as of March 5, 2007, which have been audited by Briggs, Bunting & Dougherty, LLP are set forth below.

                           CENTURION INVESTMENT TRUST
                         CENTURION CHRISTIAN VALUES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MARCH 5, 2007

ASSETS
Cash                                                                $  100,000
                                                                    -----------
   TOTAL ASSETS                                                        100,000
                                                                    -----------
LIABILITIES                                                                -
                                                                    -----------
NET ASSETS FOR SHARES OF BENEFICIAL
   INTEREST OUTSTANDING                                              $ 100,000
                                                                    ===========

SHARES OUTSTANDING (NO PAR VALUE, UNLIMITED NUMBER
   OF SHARES AUTHORIZED)                                                10,000
                                                                    ===========


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE             $   10.00
                                                                    ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                                   $ 100,000
                                                                    ===========


The accompanying notes are an integral part of this statement.

                           CENTURION INVESTMENT TRUST
                         CENTURION CHRISTIAN VALUES FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                               AS OF MARCH 5, 2007


(1) The Centurion Christian Values Fund (the "Fund") is a diversified series of the Centurion Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a
     Declaration of Trust dated September 27, 2006. The Fund seeks long-term capital appreciation primarily from equity investments in companies whose business operations and business practices do not violate core Christian values, as determined by the Fund's investment advisor, Centurion Investment Partners, LLC ("Centurion"). On March 5, 2007, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to Centurion. The Fund has had no operations except for the initial issuance of shares.

(2) The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3) A Trustee of the Trust and certain officers of the Trust are also officers of Centurion. For its services, the Fund will pay Centurion an investment advisory fee computed at the annual rate of 1.00% of the Fund's average daily net assets up to $500 million, 0.95% of such assets from $500 million to $1 billion, and 0.90% of such assets over $1 billion. The Fund is responsible for its own operating expenses. Centurion has contractually agreed, for a period of 3 years from the Fund's start of operations, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 1.50% of the Fund's average daily net assets. "Ordinary operating expenses" do not include organization or offering costs of the Fund, which Centurion has otherwise agreed to pay as described in
     Note 4. Any fee waivers or expense reimbursements by Centurion are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the 1.50% limit.

(4) Centurion has agreed to pay all expenses incurred through the date of these financial statements related to the organization and offering of the Fund. Such expenses are not subject to repayment by the Fund to Centurion.

                           CENTURION INVESTMENT TRUST
                         CENTURION CHRISTIAN VALUES FUND
                  NOTES TO THE FINANCIAL STATEMENTS (Continued)
                               AS OF MARCH 5, 2007


(5) The Trust has adopted a plan of distribution under which the Fund may directly incur or reimburse for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the plan is 0.25% of the Fund's average daily net assets.

(6) Reference is made to the Prospectus and the Statement of Additional Information for a description of the Advisory Agreement, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

            BRIGGS
[GRAPHIC    BUNTING &
 OMITTED]   DOUGHERTY, LLP
            C E R T I F I E D
            P U B L I C
            A C C O U N T A N T S




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE BOARD OF TRUSTEES OF CENTURION INVESTMENT TRUST
AND THE SHAREHOLDERS OF THE CENTURION CHRISTIAN VALUES FUND
CINCINNATI, OHIO


We have audited the accompanying statement of assets and liabilities of the Centurion Christian Values Fund (the "FUND"), a series of the Centurion Investment Trust, as of March 5, 2007. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Centurion Christian Values Fund (the "FUND"), a series of the Centurion Investment Trust as of March 5, 2007, in conformity with accounting principles generally accepted in the United States of America.



                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                        BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
MARCH 5, 2007

                                   APPENDIX A

                           CENTURION INVESTMENT TRUST
                       CENTURION INVESTMENT PARTNERS, LLC

                   POLICIES AND PROCEDURES FOR VOTING PROXIES

     1. PURPOSE. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by Centurion Investment Trust (the "Trust"). These policies and procedures have also been adopted by Centurion Investment Partners LLC (the "Adviser"), the investment adviser to Centurion Christian Values Fund (the "Fund"), and are to be implemented by the various sub-advisers to the Fund. Where a sub-adviser has been appointed to manage certain assets of the Fund, that sub-adviser shall vote any proxies relating to portfolio securities it manages.

     2.   Definitions.
          ------------

     (a) PROXY. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management's policies or strategies.

     (b) PROXY MANAGER. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the Adviser or various sub-advisers to the Fund as being responsible for supervising and implementing these Policies and Procedures.

     3. POLICY FOR VOTING PROXIES RELATED TO EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES. Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds ("ETFs") or other Investment Companies voted by the Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: "Vote these shares in the same proportion as the vote of all other holders of such shares. Centurion Christian Values Fund, a series of Centurion Investment Trust (the "Trust"), is a registered investment company."

     4.   Policy for Voting Proxies Related to Other Portfolio Securities.
          ---------------------------------------------------------------

     (a) FIDUCIARY CONSIDERATIONS. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Fund. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

     (b) MANAGEMENT RECOMMENDATIONS. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company's management, unless it is determined that supporting management's position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company's management should not be supported in any situation where it is found not to be in the best interests of the Fund's shareholders.

     5. CONFLICTS OF INTEREST. The Fund and the Adviser recognize that under certain circumstances the Adviser and/or various sub-advisers may have a conflict of interest in voting proxies on behalf of the Fund. Such circumstances may include, but are not limited to, situations where the Adviser or a sub-adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser and each sub-adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser/sub-adviser with respect to voting proxies on behalf of the Fund, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the sub-adviser's business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Adviser/sub-adviser shall not vote proxies relating to such issuers on behalf of the Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser/sub-adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Adviser/sub-adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Committee of Independent Trustees of the Trust and the Adviser/sub-adviser shall follow the instructions of the Committee of Independent Trustees or (ii) the Adviser/sub-adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee of Independent Trustees. The proxy manager shall keep a record of all materiality decisions and report them to the Committee of Independent Trustees on a quarterly basis.

     6. ROUTINE PROPOSALS. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

     7. PROXY MANAGER APPROVAL. Votes on non-routine matters and votes against a management's recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

     8. PROXY VOTING PROCEDURES. Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager's supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these Policies and Procedures.

     9. REPORT TO THE BOARD. On an annual basis, the proxy manager or his designee will report in writing to the Trust's Board of Trustees on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management's recommendations.

     10. SUB-ADVISERS' VOTING PROCEDURES. The Trust acknowledges that the various sub-advisers to the Fund have adopted voting policies and procedures for their clients which have been delivered to the Trust. To the extent that such policies and procedures are consistent with these Policies and Procedures, the sub-advisers may implement them with respect to voting proxies on behalf of the Fund. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supercede any comparable provisions of the sub-advisers' policies and procedures.

     11. FORM N-PX. A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the Chief Executive Officer of the Trust and the Adviser. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that the Fund's proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request by calling 888-859-5867 or on the Fund's Website at www.thecenturionfunds.com and is also available on the SEC's Website at WWW.SEC.GOV.

                                 SECTOR CAPITAL
                             PROXY VOTING GUIDELINES
                                 AND PROCEDURES


                                  JANUARY 2004

                                     REVISED
                                     -------
                                  DECEMBER 2006
                                  -------------

                                POLICY STATEMENT


SCM exercises our proxy voting responsibilities as a fiduciary. As a result, in the cases where we have voting authority of our client proxies, we intend to vote such proxies in a manner consistent with the best interest of our clients. Our guidelines are designed to meet applicable fiduciary standards. Other clients of SCM do not bias all votes submitted by SCM on behalf of its clients. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.

A Proxy Committee, including investment, compliance and operations personnel, is responsible for establishing our proxy voting policies and procedures. These guidelines summarize our positions on various issues and give general indication as to how we will vote shares on each issue. However, this listing is not exhaustive and does not include all potential voting issues and for that reason, there may be instances when we may not vote proxies in strict adherence to these Guidelines. To the extent that these guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss these instances. In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services.


                                VOTING PROCEDURE


The voting of all proxies is conducted by the Proxy Specialist in consultation with a Proxy Committee consisting of Analysts, Portfolio Managers, the Proxy Specialist, Client Services personnel and Legal Counsel. The Proxy Specialist performs the initial review of the proxy statement, third-party proxy research provided by various vendors, and other relevant material, and makes a vote decision in accordance with SCM Proxy Voting Guidelines. In situations where the Proxy Voting Guidelines do not give clear guidance on an issue, the Proxy
Specialist will, at his or her discretion, consult the Analyst or Portfolio Manager and/or the Proxy Committee. In the event that an Analyst or Portfolio Manager wishes to override the Guidelines, the proposal will be presented to the Proxy Committee for a final decision.

SCM may or may not retain a third-party proxy voting service, to assist us in processing proxy votes in accordance with SCM's vote decisions. If a vendor is used they would be responsible for notifying SCM of all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal, verifying that all proxies are received, and contacting custodian banks to request missing proxies. Vendor would send the proxy vote instructions provided by SCM to the appropriate tabulator. Vendor would provide holdings reconciliation reports on a monthly basis, and vote summary reports for clients on a quarterly or annual basis. SCM keeps proxy materials used in the vote process on site for at least one year.

                         RESOLVING CONFLICTS OF INTEREST

SCM may have conflicts that can affect how it votes its clients' proxies. For example, SCM may manage a pension plan whose management is sponsoring a proxy proposal. SCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder-voting rights in general or in specific situations. Accordingly, SCM may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right. For this reason, SCM shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy Committee shall be responsible for addressing how SCM resolves such material conflicts of interest with its clients.


                 COST-BENEFIT ANALYSIS INVOLVING VOTING PROXIES

SCM shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, SCM may refrain from voting a proxy on behalf of its clients' accounts.

In addition, SCM may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on SCM's ability to vote such a proxy. These issues may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner's ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.


PROXY VOTING GUIDELINES


                                Ordinary Business
                                -----------------


ORDINARY BUSINESS MATTERS: CASE-BY-CASE

SCM votes FOR management proposals covering routine business matters such as changing the name of the company, routine bylaw amendments, and changing the date, time, or location of the annual meeting.

Routine items that are bundled with non-routine items will be evaluated on a case-by-case basis. Proposals that are not clearly defined other than to transact "other business," will be voted AGAINST, to prevent the passage of significant measures without our express oversight.

                                    Auditors
                                    --------

RATIFICATION OF AUDITORS: CASE-BY-CASE

SCM generally votes FOR proposals to ratify auditors, unless there is reason to believe that there is a conflict of interest, or if the auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

SCM will review, on a case-by-case basis, instances in which the audit firm has substantial non-audit relationships with the company, to determine whether we believe independence has been compromised.


SHAREHOLDER PROPOSALS REGARDING ROTATION OF AUDITORS: GENERALLY FOR

SCM generally will support shareholder proposals asking for audit firm rotation, unless the rotation period is less than five years, which would be unduly burdensome to the company.


SHAREHOLDER PROPOSALS REGARDING AUDITOR INDEPENDENCE: CASE-BY-CASE

SCM will evaluate on a case-by-case basis, shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or to cap the level of non-audit services.


                               Board of Directors
                               ------------------


ELECTION OF DIRECTORS: CASE-BY-CASE

Votes on director nominees are made on a case-by-case basis. SCM favors boards that consist of a substantial majority of independent directors who demonstrate a commitment to creating shareholder value. SCM also believes that key board committees (audit, compensation, and nominating) should include only independent directors to assure that shareholder interests will be adequately addressed. When available information demonstrates a conflict of interest or a poor performance record for specific candidates, SCM may withhold votes from director nominees.


CLASSIFIED BOARDS: AGAINST

Classified (or staggered) boards provide for the directors to be divided into three groups, serving a staggered three-year term. Each year one of the groups of directors is nominated for re-election and serves a three-year term. SCM generally opposes classified board structures, as we prefer annual election of directors to discourage entrenchment. SCM will vote FOR shareholder proposals to de-classify the board of directors.

CHANGING SIZE OF BOARD: CASE-BY-CASE

SCM votes FOR proposals to change the size of the board of directors, if the proposed number falls between 6 to 15 members. We generally vote AGAINST proposals to increase the number of directors to more than 15, because very large boards may experience difficulty achieving consensus and acting quickly on important items.


MAJORITY OF INDEPENDENT DIRECTORS ON BOARD: CASE-BY-CASE

SCM considers how board structure impacts the value of the company and evaluates shareholder proposals for a majority of independent directors on a case-by-case basis. SCM generally votes FOR proposals requiring the board to consist of, at least, a substantial (2/3) majority of independent directors. Exceptions are made for companies with a controlling shareholder and for boards with very long term track records of adding shareholder value based on 3, 5 and 10-year stock performance.


MINIMUM SHARE OWNERSHIP BY THE BOARD: AGAINST

Although stockholders may benefit from directors owning stock in a company and having a stake in the profitability and well-being of a company, SCM does not support resolutions that would require directors to make a substantial investment which would effectively exclude them from accepting directorships for purely financial reasons.


ESTABLISH INDEPENDENT NOMINATING COMMITTEE: FOR
SCM votes FOR proposals to establish entirely independent nominating committees. We believe that having an independent Nominating Committee is one way to assure that shareholder interests will be adequately addressed.


LIMIT TENURE OF DIRECTORS: AGAINST

SCM does not support shareholder proposals for term limits, as limiting tenure may force valuable, experienced directors to leave the board solely because of their length of service. We prefer to retain the ability to evaluate director performance, and vote on all director nominees once a year.


DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION: CASE-BY-CASE

SCM votes AGAINST proposals that would limit or eliminate all liability for monetary damages, for directors and officers who violate the duty of care. SCM will also vote AGAINST proposals that would expand indemnification to cover acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness. If, however, a director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, AND if only the director's legal expenses would be covered, SCM may vote FOR expanded coverage.

SEPARATE CHAIRMAN/CHIEF EXECUTIVE OFFICER: CASE-BY-CASE

SCM votes shareholder proposals to separate Chairman and CEO positions on a case-by-case basis, and considers the impact on management credibility and thus the value of the company. SCM generally votes FOR shareholder proposals requiring the position of Chairman to be filled by an independent director, because a combined title can make it difficult for the board to remove a CEO that has underperformed, and harder to challenge a CEO's decisions. We are, however, willing to accept a combined title for companies who's outside director's hold regularly scheduled non-management meetings with a powerful and independent Lead Director.


DIVERSITY OF THE BOARD OF DIRECTORS: CASE-BY-CASE

SCM reviews shareholder proposals that request a company to increase the representation of women and minorities on the board, on a case-by-case basis. SCM generally votes FOR requests for reports on the company's efforts to diversify the board, unless the board composition is reasonably inclusive of women and minorities in relation to companies of similar size and business, and if the board already reports on its nominating procedures and diversity initiatives.


                       Executive and Director Compensation
                       -----------------------------------


STOCK INCENTIVE PLANS: CASE-BY-CASE

SCM reviews stock incentive plan proposals on a case-by-case basis, to determine whether the plan is in the best interest of shareholders. We generally support stock incentive plans that are designed to attract, retain or encourage executives and employees, while aligning their financial interests with those of investors. We also prefer plans that limit the transfer of shareholder wealth to insiders, and favor stock compensation in the form of performance-based restricted stock over fixed price option plans.

SCM utilizes research from a third-party proxy voting service (vendor) to assist us in analyzing all details of a proposed stock incentive plan. Unless there is evidence that a plan would have a positive economic impact on shareholder value, we generally vote against plans that result in excessive dilution, and vote against plans that contain negative provisions, such as repricing or replacing underwater options without shareholder approval.

SHAREHOLDER PROPOSALS REGARDING OPTIONS EXPENSING: FOR

SCM generally votes FOR shareholder proposals requesting companies to disclose the cost of stock options as an expense on their income statement, to clarify the company's earnings and profitability to shareholders.

CASH BONUS PLANS (OBRA RELATED): CASE-BY-CASE

SCM considers Omnibus Budget and Reconciliation Act (OBRA) Cash Bonus Plan proposals on a case-by-case basis. OBRA regulations require companies to secure shareholder approval for their performance-based cash or cash and stock bonus plans to preserve the tax deduction for bonus compensation exceeding OBRA's $1 million cap.

The primary objective of such proposals is to avoid tax deduction limitations imposed by Section 162(m) of the Internal Revenue Code, and SCM will generally vote FOR plans that have appropriate performance targets and measures in place.

In cases where plans do not meet acceptable standards or we believe executives are over compensated in the context of shareholder value creation, SCM may vote AGAINST the cash bonus plan, and may withhold votes from compensation committee members.


ELIMINATE NON-EMPLOYEE DIRECTOR RETIREMENT PLANS: FOR

SCM generally supports proposals to eliminate retirement benefits for non-employee directors, as such plans can create conflicts of interest by their high value. Additionally, such benefits are often redundant, since many directors receive pension benefits from their primary employer.


EMPLOYEE STOCK PURCHASE PLANS: CASE-BY-CASE

Employee Stock Purchase Plans give employees the opportunity to purchase stock of their company, primarily through payroll deductions. Such plans provide performance incentives and lead employees to identify with shareholder interests. SCM will vote FOR Employee Stock Purchase Plans that include: (1) a purchase price of at least 85 percent of fair market value, and (2) An offering period of 27 months or less, and (3) voting power dilution (percentage of outstanding shares) of no more than 10 percent.


SHAREHOLDER PROPOSALS REGARDING EXECUTIVE PAY: CASE-BY-CASE

SCM generally votes FOR shareholder proposals that request additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

SCM votes FOR proposals requesting that at least a significant portion of the company's awards are performance-based. Preferably, performance measures should include long term growth metrics.

SCM votes FOR proposals to require option repricings to be put to a shareholder vote, and FOR proposals to require shareholder votes on compensation plans.

SCM votes AGAINST shareholder proposals that seek to set absolute levels on compensation or otherwise dictate the amount of compensation, and AGAINST shareholder proposals requiring director fees to be paid in stock only.

All other shareholder proposals regarding executive and director pay are voted on a case-by-case basis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

                                Capital Structure
                                -----------------


CAPITAL STOCK AUTHORIZATIONS: CASE-BY-CASE

SCM votes proposals for an increase in authorized shares of common or preferred stock on a case-by-case basis, after analyzing the company's industry and performance in terms of shareholder returns. We generally vote AGAINST stock increases that are greater than 100 percent, unless the company has provided a specific reason for the increase. We will also vote AGAINST proposals for increases in which the stated purpose is to reserve additional shares to implement a poison pill. (Note: see page 10, for more on preferred stock).


STOCK SPLITS AND DIVIDENDS: CASE-BY-CASE

SCM generally votes FOR management proposals to increase common share authorization for a stock split or share dividend, provided that the increase in shares is not excessive. We also generally vote in favor shareholder proposals to initiate a dividend, particularly in the case of poor performing large cap companies with stock option plans result in excessive dilution.


                       Mergers and Corporate Restructuring
                       -----------------------------------


MERGERS AND RESTRUCTURINGS: CASE-BY-CASE

A merger, restructuring, or spin-off in some way affects a change in control of the company's assets. In evaluating the merit such transactions, SCM will consider the terms of each proposal and will analyze the potential long-term value of the investment. SCM will support management proposals for a merger or restructuring if the transaction appears to offer fair value, but may oppose them if they include significant changes to corporate governance and takeover defenses that are not in the best interest of shareholders.


PREVENT A COMPANY FROM PAYING GREENMAIL: FOR

Greenmail is the payment a corporate raider receives for his/her shares. This payment is usually at a premium to the market price, so while greenmail can ensure the continued independence of the company, it discriminates against other shareholders. SCM will generally vote FOR anti-greenmail provisions.


GOLDEN PARACHUTES: CASE-BY-CASE

SCM votes FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval PRIOR to entering into employment contracts.

Proposals to ratify or cancel golden or tin parachutes are evaluated on a case-by-case basis. SCM will vote AGAINST parachute proposals, when the amount exceeds three times base salary plus guaranteed benefits.


FAIR PRICE PROVISION: AGAINST

Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between five and twenty percent of the outstanding shares) that triggered the provision. An acquirer may avoid such a pricing requirement by obtaining the support of holders of at least a majority of disinterested shares. Such provisions may be viewed as marginally favorable to the remaining disinterested shareholders, since achieving a simple majority vote in favor of an attractive offer may not be difficult.

SCM  will  vote  AGAINST  fair  price   provisions,   if  the  shareholder  vote
requirement,   imbedded  in  the  provision,  is  greater  than  a  majority  of disinterested shares.

SCM  will  vote  FOR  shareholder   proposals  to  lower  the  shareholder  vote
requirements imbedded in existing fair price provisions.


STATE ANTITAKEOVER STATUTES: CASE-BY-CASE

SCM evaluates the specific statutes at issue, including their effect on shareholder rights and votes proposals to opt out-of-state takeover statutes on a case-by-case basis.


REINCORPORATION: CASE-BY-CASE

SCM will evaluate reincorporation proposals case-by-case and will consider a variety of factors including the impact reincorporation might have on the longer-term valuation of the stock, the quality of the company's financial disclosure, the impact on current and potential business with the U.S.
government, M&A opportunities and the risk of being forced to reincorporate in the future. SCM generally supports reincorporation proposals for valid business reasons such as reincorporating in the same state as its corporate headquarters.


                Anti-takeover Defenses and Voting Related Issues
                ------------------------------------------------


POISON PILLS: CASE-BY-CASE

SCM votes AGAINST poison pills or (or shareholder rights plans) proposed by a company's management. Poison pills are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareholder approval.

SCM will always vote FOR shareholder proposals requesting boards to submit their pills to a shareholder vote or redeem them, as poison pills may lead to management entrenchment and can discourage legitimate tender offers.


DUAL CLASS CAPITALIZATION WITH UNEQUAL VOTING RIGHTS: CASE-BY-CASE

SCM will vote AGAINST dual class exchange offers and dual class capitalizations with unequal voting rights as they can contribute to the entrenchment of management and allow for voting power to be concentrated in the hands of management and other insiders. SCM will vote FOR proposals to create a new class of nonvoting or subvoting common stock if intended for purposes with minimal or no dilution to current shareholders or not designed to preserve voting power of insiders or significant shareholders.


BLANK CHECK PREFERRED STOCK: CASE-BY-CASE

Blank check proposals authorize a class of preferred stock for which voting rights are not established in advance, but are left to the discretion of the Board of Directors when issued. Such proposals may give management needed flexibility to accomplish acquisitions, mergers or financings. On the other hand, such proposals also give the board the ability to place a block of stock with a shareholder sympathetic to management, thereby entrenching management or making takeovers more difficult.

SCM generally votes AGAINST proposals authorizing the creation of new classes of preferred stock, unless the company expressly states that the stock that will not be used as a takeover defense. We also vote AGAINST proposals to increase the number of authorized preferred stock shares, when no shares have been issued or reserved for a specific purpose.

SCM will vote FOR proposals to authorize preferred stock, in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.


SUPERMAJORITY VOTING PROVISIONS: AGAINST

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally supermajority provisions require at least 2/3 affirmative vote for passage of issues.

SCM votes AGAINST supermajority voting provisions, as this requirement can make it difficult for shareholders to effect a change regarding a company and its corporate governance provisions. Requiring more than a simple majority voting shares, for mergers or changes to the charter or bylaws, may permit managements to entrench themselves by blocking amendments that are in the best interests of shareholders.

CUMULATIVE VOTING: CASE-BY-CASE

Cumulative voting allows shareholders to "stack" their votes behind one or a few directors running for the board, thereby enabling minority shareholders to secure board representation. SCM evaluates management proposals regarding cumulative voting, on a case-by-case basis. We will generally vote FOR shareholder proposals to restore or provide for cumulative voting, absent a record of strong corporate governance policies.


SHAREHOLDER ACTION BY WRITTEN CONSENT: CASE-BY-CASE

Written consent allows shareholders to initiate and carry out a shareholder action without waiting until the annual meeting or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareholder meeting.


SCM will vote FOR shareholder proposals to allow shareholder action by written consent, and we will oppose management proposals that restrict or prohibit shareholder ability to take action by written consent.

SHAREHOLDER'S RIGHT TO CALL SPECIAL MEETING: FOR

SCM votes FOR proposals to restore or expand shareholder rights to call special meetings. We vote AGAINST management proposals requiring higher vote requirements in order to call special meetings, and AGAINST proposals that prohibit the right to call meetings.


CONFIDENTIAL VOTING: FOR

SCM votes for shareholder proposals requesting companies to adopt confidential voting because confidential voting may eliminate undue pressure from company management. Furthermore, SCM maintains records which allow our clients to have access to our voting decisions.


                         Social and Environmental Issues
                         -------------------------------


SHAREHOLDER PROPOSALS REGARDING SOCIAL AND ENVIRONMENTAL ISSUES: CASE-BY-CASE

In evaluating social and environmental proposals, SCM first determines whether the issue should be addressed on a company-specific basis. Many social and environmental proposals are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, SCM recommends voting against the proposal. Most proposals raising issues of public concern require shareholders to apply subjective criteria in determining their voting decisions. While broad social and environmental issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries must consider only the economic impact of the proposal on the target company, which in many cases cannot be clearly demonstrated.

SCM considers the following factors in evaluating proposals that address social and environmental issues:

o    Cost to implement proposed requirement
o    Whether any actual abuses exist
o    Whether the company has taken any action to address the problem
o The extent, if any, to which the proposal would interfere with the day-to-day management of the company.

SCM generally supports proposals that encourage corporate social responsibility. However, SCM does not support proposals that require a company to cease particular operations, monitor the affairs of other companies with whom it does business, impose quotas, or otherwise interfere with the day-to-day management of a company. In the absence of compelling evidence that a proposal will have a positive economic impact, SCM believes that these matters are best left to the judgment of management.


SIGN OR ENDORSE THE CERES PRINCIPLES: CASE-BY-CASE

The CERES Principles represent a voluntary commitment of corporations to continued environmental improvement beyond what is required by government regulation. CERES was formed by the Coalition of Environmentally Responsible Economies in the wake of the March 1989 Exxon Valdez oil spill, to address environmental issues such as protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Endorsers of the CERES Principles are required to pay annual fees based on annual revenue of the company.


SCM generally supports shareholder requests for reports on activities related to the goals of the CERES Principles or other in-house environmental programs. Proposals to adopt the CERES Principles are voted on a case-by-case basis, taking into account the company's current environmental disclosure, its environmental track record, and the practices of peer companies.


ENVIRONMENTAL REPORTING: FOR

SCM generally supports shareholder requests for reports seeking additional information on activities regarding environmental programs, particularly when it appears that companies have not adequately addressed shareholder's environmental concerns.


NORTHERN IRELAND (MACBRIDE PRINCIPLES): CASE-BY-CASE

The MacBride Principles are aimed at countering anti-Catholic discrimination in employment in the British state of Northern Ireland. These principles require affirmative steps to hire Catholic workers and promote them to management positions, to provide job security and to eliminate inflammatory religious emblems. Divestment of stock is not called for under these principles. SCM takes the following factors into consideration regarding Northern Ireland resolutions:

o Whether any discrimination charges have been filed against the subject company within the past year;
o Whether the subject company has subscribed to the Fair Employment Agency's, "Declaration of Principle and Intent." (Northern Ireland governmental regulations); and
o Whether potentially offensive material is not allowed in the work area (flags, posters, etc.).

PART C.  OTHER INFORMATION
         -----------------

Item 23. EXHIBITS
-------- --------

     (a) Agreement and Declaration of Trust-- Incorporated by reference to Registrant's initial registration statement filed on October 5, 2006 on Form N-1A

     (b)  Bylaws --  Incorporated   by   reference   to   Registrant's   initial
          registration statement filed on October 5, 2006 on Form N-1A

     (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

     (d) (i) Form of Investment Advisory Agreement with Centurion Investment Partners, LLC --Incorporated by reference to Registrant's initial registration statement filed on October 5, 2006 on Form N-1A

          (ii) Form of Sub-Advisory Agreement with Sector Capital Management-- Incorporated by reference to Registrant's initial registration statement filed on October 5, 2006 on Form N-1A

     (e)  Form of Distribution  Agreement with Ultimus Fund Distributors,  LLC--
          Incorporated  by  reference  to  Registrant's   initial   registration
          statement filed on October 5, 2006 on Form N-1A

     (f)  Inapplicable

     (g)  Custody Agreement with UMB Bank, N.A.--Filed herewith

     (h) (i) Form of Expense Limitation Agreement with Centurion Investment Partners, LLC--Filed herewith

          (ii) Form of  Administration  Agreement  with Ultimus Fund  Solutions,
               LLC--   Incorporated   by  reference  to   Registrant's   initial
               registration statement filed on October 5, 2006 on Form N-1A

          (iii)Form of Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC-- Incorporated by reference to Registrant's initial registration statement filed on October 5, 2006 on Form N-1A

          (iv) Form of Fund  Accounting  Agreement with Ultimus Fund  Solutions,
               LLC--   Incorporated   by  reference  to   Registrant's   initial
               registration statement filed on October 5, 2006 on Form N-1A

     (i)  Legal Opinion--Filed herewith

     (j)  Consent  of  Independent   Registered  Public  Accounting  Firm--Filed
          herewith

     (k)  Inapplicable

     (l)  Form of Initial Capital Agreement--Filed herewith

     (m)  Form of Distribution Plan--Filed herewith

     (n)  Inapplicable

     (o)  Reserved

     (p)  (i)  Code of Ethics of the Registrant--Filed herewith

          (ii) Code of Ethics of Centurion Investment Partners, LLC--Filed herewith

          (iii)Code of Ethics of Sector Capital Management LLC--Filed herewith

          (iv) Code of Ethics of Ultimus Fund Distributors, LLC--Incorporated by reference to Registrant's initial registration statement filed on October 5, 2006 on Form N-1A

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
-------  -------------------------------------------------------------

     No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION
-------  ---------------

     Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

          "Section 6.4    Indemnification of Trustees, Officers, etc.
           -----------    ------------------------------------------

          Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person my be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

         The Investment Advisory Agreement with Centurion Investment Partners, LLC ("Centurion") provides that Centurion shall not be liable for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security, absent willful misfeasance, bad faith or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations or duties under, the Agreement.

         The Sub-Advisory Agreement with Sector Capital Management (the "Sub-Adviser") provides that the Sub-Adviser shall not be liable for any mistake of judgment or otherwise, except for lack of good faith, provided that nothing in the Agreement shall be deemed to protect, or purport to protect, the Sub-Adviser against any liability to the Adviser, the Trust or to any shareholder to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of the Sub-Adviser's reckless disregard of its obligations and duties hereunder.

         The Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor") provides that the Distributor, its directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys' fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of the Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement.

         The Distribution Agreement with the Distributor further also provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys' fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of
          Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and
          (iii) Distributor's failure to comply with applicable laws and the Rules of the National Association of Securities Dealers.

          The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy shall provide coverage to the Registrant, its Trustees and officers and Centurion. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
-------  --------------------------------------------------------

          (a) Centurion has been registered as an investment adviser since 2006. Centurion was formed primarily for the purpose of advising a registered investment company and the Registrant is its only client.

               Sector Capital has been registered as an investment adviser since 1994 and manages approximately $380 million in assets.

          (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee:

               (i) David C. Lenoir, President and Chief Executive Officer of the Adviser; formerly a Senior Vice President of Wachovia Securities LLC.

               (ii) Ronald Hodges, Chief Financial Officer of the Adviser

               The directors and officers of the Sub-Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee:

               (i) William L. Gurner, President and Chief Compliance Officer of the Sub-Adviser

               (ii) John K. Donaldson, Member of the Sub-Adviser

               (iii)George  S.  Kirk,   II,   Director  of   Marketing   of  the
                    Sub-Adviser

               (iv) Kenneth  L.  Riffle,  Director  of  Client  Services  of the
                    Sub-Adviser

               (v) Joseph M. Sulipeck, Director of Communications of the Sub-Adviser

               (vi) Rex A. Morrison, Director of Research of the Sub-Adviser

               (vii) William L. Gurner, Jr., Vice President of the Sub-Adviser

               (viii) Gail G. Wardlow, Senior Analyst of the Sub-Adviser

ITEM 27.  PRINCIPAL UNDERWRITERS
-------   ----------------------

          (a) Ultimus Fund Distributors, LLC (the "Distributor") also acts as the principal underwriter for Hussman Investment Trust, Williamsburg Investment Trust, The Shepherd Street Funds, Inc., Oak Value Trust, Profit Funds Investment Trust, TFS Capital Investment Trust, Veracity Funds, Schwartz Investment Trust, The GKM Funds, Cutler Trust, The Berwyn Funds, The Destination Funds, The Black Pearl Funds, Surgeons Diversified Investment Fund, CM Advisers Family of Funds, the Guerite Funds and The Monteagle Funds, other open-end investment companies.

     (b)  Name                   Position with Distributor     Position with Registrant
          ------------------     -------------------------     ------------------------
          Robert G. Dorsey       President/Managing            Vice President
                                 Director

          John F. Splain         Secretary/Managing            Secretary
                                 Director

          Mark J. Seger          Treasurer/Managing            Treasurer/
                                 Director                      Chief Compliance Officer

          Tina H. Bloom          Vice President                Assistant Secretary

          Theresa M. Bridge      Vice President                Assistant Treasurer

          Wade R. Bridge         Vice President                None

          Steven F. Nienhaus     Vice President                None

          Craig J. Hunt          Vice President                Assistant Vice
                                                               President, AML
                                                               Compliance Officer

         The address of all of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

     (c)  Inapplicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS
-------   --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Certain records, including records relating to the possession of Registrant's securities, may be maintained at the offices of Registrant's custodian.

ITEM 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B
-------   -------------------------------------------------

          Inapplicable

ITEM 30.  UNDERTAKINGS
-------   ------------

          Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Memphis and State of Tennessee, on the 6th day of March, 2007.


                                            CENTURION INVESTMENT TRUST

                                            By:  /s/ David C. Lenoir
                                                     David C. Lenoir
                                                     President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                           Date

/s/ David C. Lenoir               Trustee and President           March 6,  2007
------------------------
David C. Lenoir


/s/ Mark J. Seger                 Treasurer and                   March 6, 2007
------------------                Chief Financial Officer
Mark J. Seger


         *                        Trustee
---------------------------
Dorsey Hardeman


         *                        Trustee
---------------------------
Brian K. Payne


         *                        Trustee and Chairman of the Board
---------------------------
William S. Stafford

                                                      By:  /s/ Tina H. Bloom
                                                               Tina H. Bloom
                                                               Attorney-in-fact*
                                                               March 6, 2007

                               POWER OF ATTORNEY


     The undersigned Trustee of Centurion Investment Trust, an Ohio business trust, hereby constitutes and appoints Charles Reaves, John F. Splain and Tina
H. Bloom, and each of them, attorneys for the undersigned and in his name, place and stead, to execute and file any amendments to the Trust's registration statement, as required, hereby giving and granting to said attorneys full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys may or shall lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, I have hereunto set my hand this 20th day of December, 2006.



                                          /s/ Dorsey Hardeman

                                          Dorsey Hardeman

                                POWER OF ATTORNEY


     The undersigned Trustee of Centurion Investment Trust, an Ohio business trust, hereby constitutes and appoints Charles Reaves, John F. Splain and Tina
H. Bloom, and each of them, attorneys for the undersigned and in his name, place and stead, to execute and file any amendments to the Trust's registration statement, as required, hereby giving and granting to said attorneys full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys may or shall lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, I have hereunto set my hand this 20th day of December, 2006.




                                          /s/ William S. Stafford

                                          William S. Stafford

                                POWER OF ATTORNEY


     The undersigned Trustee of Centurion Investment Trust, an Ohio business trust, hereby constitutes and appoints Charles Reaves, John F. Splain and Tina
H. Bloom, and each of them, attorneys for the undersigned and in his name, place and stead, to execute and file any amendments to the Trust's registration statement, as required, hereby giving and granting to said attorneys full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys may or shall lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, I have hereunto set my hand this 20th day of December, 2006.




                                          /s/ Brian K. Payne

                                          Brian K. Payne

                                INDEX TO EXHIBITS
                                -----------------



23(g)   Custody Agreement with UMB Bank, N.A.

23(h)   (i) Form  of Expense  Limitation  Agreement  with  Centurion  Investment
            Partners, LLC

23(i)   Legal Opinion

23(j)   Consent of Independent Registered Public Accounting Firm

23(l)   Form of Initial Capital Agreement

23(m)   Form of Distribution Plan

23(p)   (i)    Code of Ethics of Registrant
        (ii)   Code of Ethics of Centurion Investment Partners, LLC
        (iii)  Code of Ethics of Sector Capital Management LLC